Consolidated Statements of Comprehensive Income / (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Net (loss) / income	$ (11,723)	$ 1,850	$ (314,521)
Other comprehensive loss:
Unrealized loss from hedging interest rate swaps recognized in Other Comprehensive income / (loss) before reclassifications (Note 19)	(1,433)	0	0
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs (Note 19)	1,055	0	0
Other comprehensive loss:	(378)	0	0
Comprehensive (loss)/income	$ (12,101)	$ 1,850	$ (314,521)